UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 06129 )

Exact name of registrant as specified in charter: Putnam Florida Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Florida Tax Exempt Income Fund

The fund's portfolio
8/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (96.7%)(a)

	Rating (RAT)	Principal amount	Value

California (2.2%)

CA Statewide Cmntys., Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	Baa2	$875,000	$895,729
CA Statewide Cmntys., Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	750,000	786,465
Golden State Tobacco Securitization Corp. Rev. Bonds,
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	AAA	1,500,000	1,668,780
			3,350,974

Florida (81.2%)

Aberdeen Cmnty., Dev. Dist. Special Assmt. Bonds,
5 1/2s, 5/1/36	BB-/P	550,000	558,184
Alachua Cnty., Hlth. Fac. Auth. VRDN (Shands Teaching
Hosp.), Ser. A, 3.57s, 12/1/12	VMIG1	1,000,000	1,000,000
Broward Cnty., Resource Recvy. Rev. Bonds
(Wheelabrator), Ser. A, 5s, 12/1/06	AA	3,500,000	3,510,325
CFM Cmnty., Dev. Dist. Rev. Bonds (Cap. Impt.), Ser.
B, 5 7/8s, 5/1/14	BB-/P	750,000	765,855
Deltona, Util. Syst. Rev. Bonds, MBIA, 5 1/4s, 10/1/16	Aaa	2,050,000	2,234,023
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds
(Ascension Hlth. Credit), Ser. A-1, AMBAC, U.S. Govt.
Coll., 5 3/4s, 11/15/29 (Prerefunded)	Aaa	2,750,000	2,945,113
(Baptist Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,500,000	1,530,765
Fishhawk Cmnty., Dev. Dist. II Rev. Bonds, Ser. B, 5s,
11/1/07	BB/P	50,000	49,843
FL Hsg. Fin. Corp. Rev. Bonds
(Home Owner Mtge.), Ser. 7, FSA, 6s, 1/1/21	Aaa	1,005,000	1,007,623
(Noah's Landing Apts.), Ser. H-1, FSA, 5 3/8s, 12/1/41	Aaa	1,710,000	1,763,130
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5s, 1/1/36	Aa2	1,985,000	2,047,170
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.3s, 7/1/15	Aa2	350,000	349,983
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.2s, 7/1/14	AA	350,000	349,752
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 7/1/13	Aa2	305,000	304,445
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 1/1/13	Aa2	250,000	249,988
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4s, 7/1/12	AA	200,000	199,682
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3.9s, 7/1/11	AA	305,000	303,661
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3.8s, 7/1/10	AA	265,000	261,796
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3.7s, 1/1/10	AA	185,000	183,278
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3.6s, 7/1/09	Aa2	130,000	128,738
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3 1/2s, 1/1/09	AA	150,000	148,728
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3.3s, 1/1/08	Aa2	200,000	198,042
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3.15s, 7/1/07	Aa2	160,000	158,677
FL State Board of Ed. Pub. Ed. G.O. Bonds, Ser. D, 5s,
6/1/19	AAA	2,205,000	2,354,874
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A,
6.05s, 10/1/22	BBB/P	2,000,000	2,075,480
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31	BB/P	750,000	802,043
Gateway Svcs. Cmnty., Dev. Dist. Special Assmt. Bonds
(Stoneybrook), 5 1/2s, 7/1/08	BB/P	255,000	256,349
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A
U.S. Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/F	1,500,000	1,725,870
5 1/4s, 6/1/20	BBB+	1,000,000	1,055,300
Hillsborough Cnty., Aviation Auth. Rev. Bonds (Tampa

Intl. Arpt.), Ser. B, AMBAC, 5s, 10/1/13	Aaa	2,190,000	2,351,534
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds,
AMBAC, 5s, 5/1/24	Aaa	1,250,000	1,320,138
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	495,000	515,369
Jea, Wtr. & Swr. Syst. Rev. Bonds, Ser. A, FGIC
5s, 10/1/21	Aaa	1,000,000	1,055,350
5s, 10/1/20	Aaa	1,000,000	1,057,240
Kissimmee, Util. Auth. Rev. Bonds, FSA, 5 1/4s, 10/1/18	Aaa	2,270,000	2,466,446
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,500,000	1,540,365
(Shell Point Village), Ser. A, 5 1/2s, 11/15/29	BBB-	2,250,000	2,302,763
Lee Cnty., Solid Waste Syst. Rev. Bonds, MBIA, 5s,
10/1/06	Aaa	7,000,000	7,003,570
Leesburg, Cap. Impt. Rev. Bonds, FGIC, 5 1/4s, 10/1/27	Aaa	1,600,000	1,729,856
Martin Cnty., Util. Syst. Rev. Bonds, AMBAC
5 1/4s, 10/1/20	Aaa	1,305,000	1,412,062
5 1/4s, 10/1/19	Aaa	1,240,000	1,342,523
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	BB+	500,000	554,950
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev.
Bonds, Ser. B, FGIC, 5 1/4s, 7/1/26	Aaa	3,000,000	3,234,870
Miami-Dade Cnty., School Board COP, Ser. D, FGIC, 5s,
8/1/29	AAA	4,225,000	4,384,536
North Broward, Hosp. Dist. Rev. Bonds
6s, 1/15/31	A3	230,000	247,855
6s, 1/15/31 (Prerefunded)	A3	2,270,000	2,490,871
Oakstead Cmnty., Dev. Dist. Cap. Impt. Rev. Bonds,
Ser. A, 7.2s, 5/1/32	BB+/P	1,000,000	1,062,990
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	750,000	749,565
Old Palm Cmnty., Dev. Dist. Special Assmt. Bonds (Palm
Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	495,000	515,280
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care)
Ser. A, MBIA, 6 1/4s, 10/1/18	Aaa	3,000,000	3,577,680
U.S. Govt. Coll., 5 3/4s, 12/1/32 (Prerefunded)	A2	2,000,000	2,223,980
Orange Cnty., School Board COP, Ser. A, MBIA
5 3/8s, 8/1/22	Aaa	385,000	394,348
5 3/8s, 8/1/22 (Prerefunded)	Aaa	3,335,000	3,420,476
Osceola Cnty., Indl. Dev. Auth. Rev. Bonds (Cmnty.
Provider Pooled Loan Program), Ser. A, FSA, 7 3/4s,
7/1/10	Aaa	341,000	341,569
Osceola Cnty., Trans. Rev. Bonds (Osceola Parkway),
MBIA, 5s, 4/1/20	Aaa	5,700,000	6,045,990
Palm Coast, Pk. Cmnty. Dev. Dist. Special Assmt.
Bonds, 5.7s, 5/1/37	BB-/P	300,000	304,848
Palm Coast, Util. Syst. Rev. Bonds, MBIA
5s, 10/1/24	AAA	1,000,000	1,054,090
5s, 10/1/23	Aaa	1,000,000	1,053,470
Pasco Cnty., School Board COP, Ser. A, AMBAC, 5s,
8/1/24	Aaa	2,235,000	2,360,249
Port Everglades, Port. Auth. Rev. Bonds, U.S. Govt.
Coll., 7 1/8s, 11/1/16 (Prerefunded) (SEG)	Aaa	7,230,000	8,492,069
Seminole Cnty., School Board COP, Ser. B, FSA
5s, 7/1/18	Aaa	2,425,000	2,571,325
5s, 7/1/17	Aaa	2,160,000	2,296,966
South Bay Cmnty., Dev. Dist. Rev. Bonds, Ser. B-2,
5 3/8s, 5/1/13	BB-/P	750,000	763,155
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33	Aa3	2,000,000	2,084,820
South Village Cmnty., Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	490,000	502,211
St. Lucie Cnty., School Board COP, Ser. A, FSA, 5s,
7/1/23	Aaa	4,300,000	4,529,964
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	Aaa	4,800,000	6,028,752
Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	Aaa	5,995,000	6,664,222
Tampa Bay Cmnty., Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	325,000	329,511
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer &
Research Inst.), Ser. A, 5 3/4s, 7/1/29	A	2,500,000	2,595,675
Tern Bay Cmnty., Dev. Dist. Special Assmt. Bonds, Ser.
A, 5 3/8s, 5/1/37	BB-/P	400,000	403,592
Tolomato Cmnty., Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	100,000	101,164
Verandah West Cmnty., Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	960,000	1,029,254
Waterlefe Cmnty., Dev. Dist. Rev. Bonds (Cap. Impt.),
Ser. B, 6 1/4s, 5/1/10	BB+/P	330,000	332,746
Wentworth Estates Cmnty., Dev. Dist. Special Assmt.
Bonds, Ser. B, 5 1/8s, 11/1/12	BB-/P	200,000	202,310
West Palm Beach Cmnty., Redev. Agcy. Tax Alloc.
(Northwood-Pleasant Cmnty.), 5s, 3/1/29	A	375,000	387,008
			125,948,294

Kansas (0.3%)

Salina, Hosp. Rev. Bonds (Salina Regl. Hlth.), 5s,
10/1/15	A1	500,000	533,785

Louisiana (1.2%)

LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Cypress Apts.), Ser. A, GNMA Coll., 5 1/2s, 4/20/38	Aaa	1,750,000	1,877,680

Massachusetts (1.4%)

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	2,000,000	2,212,300

Minnesota (0.6%)

MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6s, 2/1/27	A3	875,000	945,919

Pennsylvania (2.2%)

Central Bucks, School Dist. G.O. Bonds, FGIC, 5 1/2s,
5/15/16	Aaa	3,125,000	3,411,125

Puerto Rico (4.4%)

Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	750,000	773,558
5 3/8s, 5/15/33	BBB	255,000	262,336
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A,
5 1/4s, 7/1/25	BBB	600,000	638,796
PR Indl. Tourist Edl. Med. & Env. Control Facs. Rev.
Bonds (Auxilio Mutuo Oblig. Group), Ser. A, MBIA,
6 1/4s, 7/1/16	Aaa	3,800,000	3,830,704
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5 1/4s, 8/1/24	BBB	750,000	795,375
PR Pub. Fin. Corp. Rev. Bonds (Cmnwlth.
Appropriation), Ser. A, 5 3/4s, 8/1/27	BBB-	530,000	570,375
			6,871,144

South Carolina (1.4%)

Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	2,000,000	2,153,620

Texas (1.8%)

San Antonio, Elec. & Gas Rev. Bonds, 5 3/8s, 2/1/19
(Prerefunded)	AAA	2,550,000	2,748,288

TOTAL INVESTMENTS

Total investments (cost $143,120,498) (b)			$150,053,129

FUTURES CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	47	$5,046,625	Dec-06	$(19,966)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)
Merrill Lynch Capital Services, Inc.

			3 month U.S. Bond Market
			Association Municipal Swap
$4,000,000 (E)	11/22/16	4.1735%	Index	$(103,929)

2,800,000 (E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	89,684

Total				$(14,245)
(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $155,149,572.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
August 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2006. Securities rated by
Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the
Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $143,120,498, resulting in gross unrealized appreciation and depreciation of $7,091,755 and $159,124, respectively, or net unrealized appreciation of $6,932,631.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2006.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following industry group concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

Health care	22.8%
Transportation	14.3

The fund had the following insurance concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

MBIA	18.4%
FSA	14.9
AMBAC	11.9

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Florida Tax Exempt Income Fund

By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006